Unaudited Interim Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Sales	$ 11,943,904	$ 9,449,817
Cost of sales	(10,796,299)	(6,619,695)
Gross profit	1,147,605	2,830,122
Operating expenses:
General and administrative	(1,153,066)	(1,168,174)
Selling and marketing	(454,841)	(436,619)
Research and development	(828,013)	(481,702)
Inventory reserve provision		(83,419)
Total operating expenses	(2,435,920)	(2,169,914)
Operating (loss) income	(1,288,315)	660,208
Other income (expenses):
Interest expenses, net	(64,588)	(199,712)
Rental income, net	109,449	102,712
Other income, net	145,952	4,671
Total other income (expenses), net	190,813	(92,329)
(Loss) income before income taxes	(1,097,503)	567,879
Income tax refund (provision)	38,963	(92,707)
Net (loss) income	(1,058,540)	475,172
Other comprehensive income:
Foreign currency translation adjustment	(476,440)	(659,127)
Total comprehensive loss	$ (1,534,980)	$ (183,955)
Earnings per share attributable to common shareholders:
Shares (in Shares)	28,000,000	12,000,000
(Loss) earnings per share (in Dollars per share)	$ (0.07)	$ 0.04
Weighted average number of shares outstanding
Weighted average number of shares outstanding, Basic (in Shares)	14,923,923	12,000,000
Weighted average number of shares outstanding, Diluted (in Shares)	14,923,923	12,000,000